UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

March 31, 2010

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES AND EQUIVALENTS ― 55.0%
FIXED-RATE U.S. TREASURY SECURITIES AND EQUIVALENTS ― 54.6%
AID (Egypt), 4.45%, 9/15/15(1)		$ 1,500,000	$ 1,613,553
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)		60,006,510	62,922,466
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		51,858,125	51,712,300
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)		37,499,701	39,149,088
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)		36,542,526	34,669,721
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)		29,473,840	35,992,628
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)		18,469,458	19,567,523
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)		16,627,832	21,132,943
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)		8,832,271	10,740,872
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)		5,413,662	5,381,516
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)		20,169,000	20,893,834
U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)		11,517,435	11,897,153
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)		22,057,465	23,622,177
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)		37,321,008	39,114,170
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)		10,846,440	11,693,818
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)		2,359,600	2,498,779
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)		4,022,395	4,274,736
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)		9,311,355	9,914,414
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)		39,264,426	41,061,991
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)		25,622,460	27,143,794
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)		32,916,263	34,968,394
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)		29,506,400	32,277,228
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)		21,382,351	23,121,335
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)		15,191,115	16,716,166
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)		20,117,524	20,607,889
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)		5,024,300	5,035,685
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)		1,766,205	1,863,208
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)		7,103,880	7,329,762
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)		14,442,000	11,411,172
			628,328,315
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS ― 0.4%
AID (Israel), 4.70%, 5/1/15(1)(2)		5,000,000	4,286,710
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $606,897,282)			632,615,025
SOVEREIGN GOVERNMENTS & AGENCIES ― 17.0%
FRANCE — 2.7%
Government of France, 2.25%, 7/25/20	EUR	20,975,416	31,136,661
GERMANY — 2.4%
German Federal Republic Inflation Linked, 2.25%, 4/15/13	EUR	19,257,801	28,003,945
ITALY — 2.5%
Republic of Italy, 2.35%, 9/15/19	EUR	20,615,968	29,275,520
JAPAN — 1.9%
Government of Japan CPI Linked Bond, 1.10%, 12/10/16	JPY	2,079,000,000	21,733,166
NORWAY — 0.2%
Government of Norway, 6.00%, 5/16/11	NOK	12,170,000	2,130,637

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount	Value

UNITED KINGDOM — 7.3%
Government of United Kingdom Inflation Linked, 2.50%, 8/16/13	GBP	9,015,000	$ 36,989,816
Government of United Kingdom Inflation Linked, 2.50%, 7/26/16	GBP	5,200,000	23,868,429
Government of United Kingdom Inflation Linked, 1.25%, 11/22/17	GBP	14,060,125	22,721,068
			83,579,313
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $190,355,089)			195,859,242
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 10.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 6.0%
FAMCA, 5.50%, 7/15/11(1)(3)		$ 3,750,000	3,938,839
FAMCA, 5.40%, 10/14/11(1)		1,000,000	1,067,860
FAMCA, 6.71%, 7/28/14(1)		3,974,000	4,662,432
FFCB, 4.875%, 12/16/15(1)		2,000,000	2,192,068
FFCB, 4.875%, 1/17/17(1)		5,000,000	5,423,185
FHLB, 4.875%, 5/17/17(1)		1,030,000	1,114,554
FHLMC, 4.875%, 6/13/18(1)		11,000,000	11,784,619
FNMA, 3.00%, 9/16/14(1)		23,000,000	23,447,442
FNMA, 5.625%, 7/15/37(1)		3,410,000	3,579,828
PEFCO, 4.974%, 8/15/13(1)		2,845,000	3,110,234
PEFCO, 4.55%, 5/15/15(1)		4,000,000	4,295,860
TVA Inflation Index Notes, 4.875%, 12/15/16(1)		1,750,000	1,878,644
TVA Inflation Index Notes, 4.50%, 4/1/18(1)		3,550,000	3,668,339
			70,163,904
GOVERNMENT-BACKED CORPORATE BONDS(4) ― 4.3%
Bank of America Corp., 3.125%, 6/15/12(1)		8,500,000	8,837,212
Citigroup Funding, Inc., 1.875%, 10/22/12		16,000,000	16,137,648
General Electric Capital Corp., 2.20%, 6/8/12(1)		8,300,000	8,458,538
GMAC, Inc., 1.75%, 10/30/12(1)		10,000,000	10,064,150
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)		5,200,000	5,424,895
			48,922,443
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $115,815,412)			119,086,347
CORPORATE BONDS ― 9.8%
AEROSPACE & DEFENSE ― 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(1)(3)		500,000	503,428
United Technologies Corp., 5.70%, 4/15/40(1)		1,140,000	1,157,084
			1,660,512
BEVERAGES ― 0.6%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(3)		1,430,000	1,644,873
Coca-Cola Co. (The), 3.625%, 3/15/14(1)		1,220,000	1,270,302
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)		1,150,000	1,218,561
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)		1,450,000	1,659,113
PepsiCo, Inc., 3.10%, 1/15/15(1)		1,210,000	1,224,192
			7,017,041
BIOTECHNOLOGY ― 0.2%
Amgen, Inc., 5.85%, 6/1/17(1)		1,020,000	1,132,284
Amgen, Inc., 5.75%, 3/15/40(1)		770,000	765,060
			1,897,344

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount	Value

CAPITAL MARKETS ― 0.8%
Credit Suisse (New York), 5.50%, 5/1/14(1)	$ 1,720,000	$ 1,873,818
Credit Suisse (New York), 5.30%, 8/13/19(1)	1,370,000	1,407,442
Credit Suisse AG, 5.40%, 1/14/20(1)	360,000	363,498
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	1,610,000	1,842,953
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	660,000	655,141
Morgan Stanley, 4.20%, 11/20/14(1)	1,250,000	1,254,062
Morgan Stanley, 7.30%, 5/13/19(1)	1,360,000	1,505,075
		8,901,989
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	720,000	872,450
COMMERCIAL BANKS ― 1.6%
International Bank for Reconstruction & Development, 7.625%, 1/19/23(1)	9,500,000	12,555,390
KfW, 4.75%, 5/15/12(1)	5,000,000	5,358,730
PNC Funding Corp., 3.625%, 2/8/15(1)	370,000	372,627
Westpac Banking Corp., 4.875%, 11/19/19(1)	630,000	626,956
		18,913,703
COMMUNICATIONS EQUIPMENT ― 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	1,350,000	1,375,367
CONSUMER FINANCE ― 0.3%
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,790,000	1,815,323
General Electric Capital Corp., 6.00%, 8/7/19(1)	1,000,000	1,058,563
SLM Corp., VRN, 4.87%, 4/1/10, resets monthly off the Consumer Price Index Year over Year plus 2.15% with no caps, Final Maturity 2/1/14(1)	490,000	414,839
		3,288,725
DIVERSIFIED FINANCIAL SERVICES ― 0.4%
Bank of America Corp., 6.50%, 8/1/16(1)	1,780,000	1,925,673
BP Capital Markets plc, 3.125%, 3/10/12(1)	860,000	891,300
Citigroup, Inc., 6.01%, 1/15/15(1)	1,480,000	1,556,322
CME Group Index Services LLC, 4.40%, 3/15/18(1)(3)	760,000	746,177
		5,119,472
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
AT&T, Inc., 6.70%, 11/15/13(1)	1,000,000	1,141,904
AT&T, Inc., 5.10%, 9/15/14(1)	770,000	833,861
AT&T, Inc., 6.55%, 2/15/39(1)	1,220,000	1,286,778
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	1,160,000	1,268,706
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	720,000	899,751
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	1,470,000	1,649,674
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	1,800,000	1,925,649
		9,006,323
ELECTRIC UTILITIES ― 0.3%
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	730,000	731,405
EDF SA, 4.60%, 1/27/20(1)(3)	1,190,000	1,175,324
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	1,000,000	1,003,331
		2,910,060
FOOD & STAPLES RETAILING ― 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(1)	1,230,000	1,377,519
Wal-Mart Stores, Inc., 2.875%, 4/1/15(5)	680,000	680,266
		2,057,785
FOOD PRODUCTS ― 0.2%
Kraft Foods, Inc., 6.50%, 2/9/40(1)	1,780,000	1,850,764

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount	Value

Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)(3)	$ 500,000	$ 488,697
		2,339,461

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.2%
Medtronic, Inc., 3.00%, 3/15/15(1)	2,030,000	2,022,126
Stryker Corp., 3.00%, 1/15/15(1)	550,000	550,349
		2,572,475
HOTELS, RESTAURANTS & LEISURE ― 0.1%
Yum! Brands, Inc., 5.30%, 9/15/19(1)	1,300,000	1,333,453
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.25%, 12/6/17(1)	1,100,000	1,155,325
INSURANCE ― 0.1%
John Hancock Life Insurance Co., VRN, 3.76%, 4/15/10, resets monthly off the Consumer Price Index Year over Year plus 1.13% with no caps, Final Maturity 6/15/10(1)	40,000	40,018
John Hancock Life Insurance Co., VRN, 4.25%, 4/15/10, resets monthly off the Consumer Price Index Year over Year plus 1.62% with no caps, Final Maturity 11/15/10(1)	179,000	178,195
Prudential Financial, Inc., VRN, 4.72%, 4/1/10, resets monthly off the Consumer Price Index Year over Year plus 2.00% with no caps, Final Maturity 11/2/20(1)	303,000	290,819
Prudential Financial, Inc., 2.75%, 1/14/13(1)	500,000	500,941
		1,009,973
MACHINERY ― 0.1%
Deere & Co., 5.375%, 10/16/29(1)	750,000	749,986
MEDIA ― 0.7%
Comcast Corp., 5.90%, 3/15/16(1)	800,000	874,923
DirecTV Holdings LLC, 3.55%, 3/15/15(1)(3)	1,150,000	1,132,708
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)(3)	620,000	649,221
News America, Inc., 6.90%, 8/15/39(1)	1,130,000	1,237,640
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	537,036
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	670,000	786,794
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,700,000	1,902,558
Time Warner, Inc., 4.875%, 3/15/20(1)	1,150,000	1,125,772
		8,246,652
METALS & MINING ― 0.4%
Barrick Gold Corp., 6.95%, 4/1/19	1,770,000	2,028,696
Newmont Mining Corp., 6.25%, 10/1/39(1)	2,000,000	2,006,656
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	750,000	824,940
		4,860,292
MULTI-UTILITIES ― 0.5%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	1,200,000	1,339,177
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,129,833
Pacific Gas & Electric Co., 5.80%, 3/1/37	690,000	686,976
PG&E Corp., 5.75%, 4/1/14(1)	1,440,000	1,574,303
Sempra Energy, 6.50%, 6/1/16(1)	570,000	637,547
		5,367,836
OIL, GAS & CONSUMABLE FUELS ― 1.0%
Anadarko Petroleum Corp., 6.20%, 3/15/40(1)	700,000	691,056
Chevron Corp., 3.95%, 3/3/14	1,220,000	1,275,258
ConocoPhillips, 4.75%, 2/1/14(1)	3,060,000	3,293,380
Enterprise Products Operating LLC, 4.60%, 8/1/12(1)	2,170,000	2,290,257

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount	Value

Shell International Finance BV, 4.30%, 9/22/19(1)	$ 1,260,000	$ 1,244,748
Shell International Finance BV, 5.50%, 3/25/40(1)	560,000	550,940
Talisman Energy, Inc., 7.75%, 6/1/19(1)	500,000	596,786
Williams Partners LP, 5.25%, 3/15/20(1)(3)	490,000	491,942
XTO Energy, Inc., 6.50%, 12/15/18(1)	860,000	994,251
		11,428,618
PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co., 9.375%, 5/15/19(1)	750,000	939,088
International Paper Co., 7.30%, 11/15/39(1)	750,000	804,013
		1,743,101
PHARMACEUTICALS ― 0.3%
Pfizer, Inc., 6.20%, 3/15/19(1)	1,220,000	1,380,372
Pfizer, Inc., 7.20%, 3/15/39(1)	1,000,000	1,223,728
Roche Holdings, Inc., 6.00%, 3/1/19(1)(3)	1,070,000	1,184,548
		3,788,648
REAL ESTATE INVESTMENT TRUSTS (REITs)(6)
ProLogis, 7.375%, 10/30/19(1)	500,000	514,138
SOFTWARE ― 0.2%
Oracle Corp., 5.75%, 4/15/18(1)	1,600,000	1,757,739
TOBACCO ― 0.2%
Altria Group, Inc., 9.25%, 8/6/19(1)	2,190,000	2,665,495
WIRELESS TELECOMMUNICATION SERVICES(6)
America Movil SAB de CV, 5.00%, 3/30/20(1)(3)	450,000	445,890
TOTAL CORPORATE BONDS
(Cost $107,603,475)		112,999,853
COMMERCIAL MORTGAGE-BACKED SECURITIES(8) ― 1.9%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 4/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps, Final Maturity 4/15/22(1)(3)	5,482,398	4,699,697
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	2,400,000	2,424,993
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	4,151,685	4,241,355
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	2,529,736	2,530,844
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	2,590,000	2,645,109
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.53%, 4/15/10, resets monthly off the 1-month LIBOR plus 0.30% with no caps, Final Maturity 6/15/22(1)(3)	5,207,605	4,818,863
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $22,221,523)		21,360,861
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(8) ― 0.9%
FHLMC, 4.50%, 5/1/19(1)	508,242	534,135
FHLMC, 5.00%, 4/1/21(1)	2,285,016	2,431,694
FHLMC, 5.50%, 12/1/33(1)	260,854	276,836
FHLMC, 5.50%, 1/1/38(1)	1,304,784	1,380,237
FNMA, 5.00%, 9/1/20(1)	703,262	747,746
FNMA, 6.00%, 6/1/38(1)	2,679,966	2,849,599
GNMA, 6.00%, 6/20/17(1)	82,696	88,972
GNMA, 6.00%, 7/20/17(1)	80,293	86,387

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount/Shares	Value

GNMA, 6.00%, 5/15/24(1)		$ 563,843	$ 607,872
GNMA, 5.50%, 9/20/34(1)		1,758,171	1,869,862
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $10,190,042)			10,873,340
ASSET-BACKED SECURITIES(8) ― 0.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16
(Cost $4,499,885)		4,500,000	4,512,807
SHORT-TERM INVESTMENTS ― 0.3%
Government of Canada Treasury Bill, 0.27%, 4/1/10(7)
(Cost $3,069,281)	CAD	3,300,000	3,249,118
COLLATERALIZED MORTGAGE OBLIGATIONS(8) ― 0.2%
FHLMC, Series 2508, Class UL SEQ, 5.00%, 12/15/16(1)		$ 471,011	483,139
GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(1)		141,537	142,374
GNMA, Series 2005-24, Class UB SEQ, 5.00%, 1/20/31(1)		1,989,023	2,033,092
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,594,773)			2,658,605
MUNICIPAL SECURITIES ― 0.2%
California GO, (Building Bonds), 7.55%, 4/1/39(1)		700,000	730,527
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(1)		690,000	680,664
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)		690,000	688,710
TOTAL MUNICIPAL SECURITIES
(Cost $2,020,899)			2,099,901
TEMPORARY CASH INVESTMENTS ― 3.7%
BNP Paribas Finnance, Inc., 0.08%, 4/1/10(7)		42,200,000	42,200,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)		3,663	3,663
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $42,203,663)			42,203,663
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $1,107,471,324)			1,147,518,762
OTHER ASSETS AND LIABILITIES — 0.3%			3,804,707
TOTAL NET ASSETS — 100.0%			$1,151,323,469

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
63,228,656	EUR for USD	4/30/10	$ 85,399,784	$3,480,737
169,555	GBP for USD	4/30/10	257,272	9,808
52,339,540	GBP for USD	4/30/10	79,416,528	5,264,137
11,530,113	JPY for USD	4/30/10	123,347	5,828
1,954,631,868	JPY for USD	4/30/10	20,910,278	942,247
			$186,107,209	$9,702,757
(Value on Settlement Date $195,809,966)

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$ 4,750,000	Pay quarterly a fixed rate equal to 0.20% multiplied by the notional amount and receive from Merrill Lynch International upon each default event of HSBC Finance Corp., par value of the proportional notional amount of HSBC Finance Corp., 7.00%, 5/15/12. Expires June 2010.	–	$ 4,220
TOTAL RETURN
44,000,000	Pay a fixed rate equal to 1.08% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires July 2010.	–	(1,022,404)
20,000,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	(479,699)
35,000,000	Pay a fixed rate equal to 1.14% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires March 2012.	–	(1,240,924)
33,275,000	Pay a fixed rate equal to 0.16% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires July 2013.	–	(2,969,907)
13,000,000	Pay a fixed rate equal to 0.08% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG. Expires November 2013.	–	(219,984)
20,000,000	Pay a fixed rate equal to 1.21% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires June 2014.	–	(1,209,721)
6,000,000	Pay a fixed rate equal to 2.33% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	–	(87,751)
20,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(874,428)
5,000,000	Pay a fixed rate equal to 2.42% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2018.	–	(1,774)
40,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2018.	–	(2,107,572)
55,000,000	Pay a fixed rate equal to 0.30% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	(656,911)
5,000,000	Pay a fixed rate equal to 2.67% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2022.	–	(15,061)
30,100,000	Pay a fixed rate equal to 1.77% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(869,198)
		–	(11,755,334)
		–	$ (11,751,114)

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
AID	-	Agency for International Development
CAD	-	Canadian Dollar
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FAMCA	-	Federal Agricultural Mortgage Corporation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
PEFCO	-	Private Export Funding Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
TVA	-	Tennessee Valley Authority
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or swap agreements. At the period end, the aggregate value of securities pledged was $12,440,000.
(2)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $21,920,207, which represented 1.9% of total net assets.

(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	When-issued security.
(6)	Category is less than 0.05% of total net assets.
(7)	The rate indicated is the yield to maturity at purchase.
(8)	Final maturity indicated, unless otherwise noted.

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices.  Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities and Equivalents	–	$ 632,615,025	–
Sovereign Governments & Agencies	–	195,859,242	–
U.S. Government Agency Securities and Equivalents	–	119,086,347	–
Corporate Bonds	–	112,999,853	–
Commercial Mortgage-Backed Securities	–	21,360,861	–
U.S. Government Agency Mortgage-Backed Securities	–	10,873,340	–
Asset-Backed Securities	–	4,512,807	–
Short-Term Investments	–	3,249,118	–
Collateralized Mortgage Obligations	–	2,658,605	–
Municipal Securities	–	2,099,901	–
Temporary Cash Investments	$3,663	42,200,000	–
Total Value of Investment Securities	$3,663	$1,147,515,099	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 9,702,757	–
Swap Agreements	–	(11,751,114)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ (2,048,357)	–

VP Inflation Protection – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,109,289,437
Gross tax appreciation of investments	$ 41,870,917
Gross tax depreciation of investments	(3,641,592)
Net tax appreciation (depreciation) of investments	$ 38,229,325

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 28, 2010